Basic and Diluted Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2021
Basic and Diluted Loss Per Share
Schedule of basic and diluted loss per share

	Year Ended December 31,
	2021	2020	2019

	(USD in thousands, except share amounts and per share amounts)
Loss per share before and after dilution
Net loss attributable to shareholders of Evaxion Biotech A/S	$(24,532)	$(15,018)	$(11,195)
Weighted-average number of ordinary shares outstanding	19,493,143	15,434,758	13,892,314
Loss per share before and after dilution	$(1.26)	$(0.97)	$(0.81)

Schedule of potential shares are anti-dilutive and excluded from the weighted average number of shares

	December 31,
	2021	2020	2019
Warrants	2,732,618	2,228,076	2,059,128